Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations
Product revenue	$ 0.2	$ 4.0	$ 43.1
Contract revenue			1.0
Total revenue	0.2	4.0	44.1
Cost of sales	0.2	0.8	12.2
Gross margin		3.2	31.9
Operating expenses:
Selling, general and administrative expenses	113.6	107.2	124.2
Research and development expenses	95.0	106.8	128.5
Other net charges	168.9	24.3	52.8
Settlement reserve charge			206.3
Net gain on divestment of business			(1.0)
Total operating expenses	377.5	238.3	510.8
Operating loss	(377.5)	(235.1)	(478.9)
Net interest and investment gains and losses:
Net interest expense	56.6	104.9	118.4
Net loss on equity method investments	221.8	81.1	26.0
Net charge on debt retirement	76.1	47.0	3.0
Net investment losses/(gains)	1.2	(2.6)	(12.8)
Net interest and investment gains and losses	355.7	230.4	134.6
Net loss before income taxes	(733.2)	(465.5)	(613.5)
Benefit from income taxes	(360.5)	(12.0)	(52.2)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014.0	236.6
Net (loss)/income for the year	$ (137.4)	$ 560.5	$ (324.7)
Basic and diluted net income/(loss) per Ordinary Share
Continuing operations	$ (0.63)	$ (0.77)	$ (0.96)
Discontinued operations	$ 0.40	$ 1.73	$ 0.40
Total attributable to the ordinary shareholders of the Parent Company	$ (0.23)	$ 0.95	$ (0.56)
Basic and diluted weighted-average number of Ordinary Shares outstanding - continuing, discontinued and total operations	592.4	587.6	584.9